Significant Accounting Policies (Details) - Schedule of exchange rate of U.S. dollar and ICPI (Parentheticals) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)
Schedule of Exchange Rate of USDollar and Icpi [Abstract]
Representative exchange rate	₪ 1	$ 1	₪ 1	$ 1	₪ 1	$ 1